The GAMCO Growth Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.2%
	FINANCIAL SERVICES — 23.1%
131,700	American Tower Corp., REIT	$29,122,821
182,000	Crown Castle International Corp., REIT	25,299,820
133,000	Fidelity National Information Services Inc.	17,657,080
179,400	Fiserv Inc.†	18,584,046
141,300	Mastercard Inc., Cl. A	38,372,841
104,700	PayPal Holdings Inc.†	10,845,873
130,900	Visa Inc., Cl. A	22,516,109

		162,398,590

	CONSUMER DISCRETIONARY - OTHER — 16.4%
22,600	Amazon.com Inc.†	39,231,566
89,100	Costco Wholesale Corp.	25,670,601
101,200	McDonald’s Corp.	21,728,652
21,300	Netflix Inc.†	5,700,306
115,200	The Estee Lauder Companies Inc., Cl. A	22,919,040

		115,250,165

	HEALTH CARE — 13.5%
102,000	Abbott Laboratories	8,534,340
48,800	Danaher Corp.	7,048,184
94,600	Edwards Lifesciences Corp.†	20,803,486
16,600	Illumina Inc.†	5,050,052
14,100	Intuitive Surgical Inc.†	7,613,013
70,600	Thermo Fisher Scientific Inc.	20,563,662
202,300	Zoetis Inc.	25,204,557

		94,817,294

	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 11.1%
48,000	Adobe Inc.†	13,260,000
418,000	Microsoft Corp.	58,114,540
27,700	ServiceNow Inc.†	7,031,645

		78,406,185

	TECHNOLOGY - INTERNET — 9.9%
17,100	Alphabet Inc., Cl. A†	20,881,494
12,645	Alphabet Inc., Cl. C†	15,414,255
153,200	Facebook Inc., Cl. A†	27,281,856

Shares		Market Value
26,500	IAC/InterActiveCorp.†	$5,776,205

		69,353,810

	UTILITIES — 9.7%
112,000	American Water Works Co. Inc.	13,913,760
411,100	Aqua America Inc.	18,429,613
125,000	Eversource Energy	10,683,750
108,400	NextEra Energy Inc.	25,256,116

		68,283,239

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 5.8%
183,600	Apple Inc.	41,120,892

	CONSUMER STAPLES — 4.4%
25,900	McCormick & Co. Inc., Non-Voting	4,048,170
196,100	PepsiCo Inc.	26,885,310

		30,933,480

	CONSUMER DISCRETIONARY - MEDIA — 3.3%
178,200	The Walt Disney Co.	23,223,024

	TOTAL COMMON STOCKS	683,786,679

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$19,989,000	U.S. Treasury Bills, 1.762% to 1.980%††, 10/31/19 to 12/26/19	19,920,666

	TOTAL INVESTMENTS — 100.0%
	(Cost $417,695,177)	$703,707,345

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
REIT	Real Estate Investment Trust

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